Financial Instruments and Derivatives	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Financial Instruments and Derivatives	FINANCIAL INSTRUMENTS AND DERIVATIVES
The Company's financial assets and liabilities are comprised of cash, accounts receivable, deferred consideration receivable, derivative assets and liabilities, accounts payable and accrued liabilities, dividends payable and long-term debt.
Veren's derivative assets and liabilities are transacted in active markets. The Company classifies the fair value of these transactions according to the following fair value hierarchy based on the amount of observable inputs used to value the instrument:
•Level 1 - Values are based on unadjusted quoted prices available in active markets for identical assets or liabilities as of the reporting date.
•Level 2 - Values are based on inputs, including quoted forward prices for commodities, time value and volatility factors, which can be substantially observed or corroborated in the marketplace. Prices in Level 2 are either directly or indirectly observable as of the reporting date.
•Level 3 - Values are based on prices or valuation techniques that are not based on observable market data.
Accordingly, Veren's derivative assets and liabilities are classified as Level 2. Assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement within the fair value hierarchy.
Discussions of the fair values and risks associated with financial assets and liabilities, as well as summarized information related to derivative positions are detailed below:
a) Carrying amount and fair value of financial instruments
The fair value of cash, accounts receivable, accounts payable and accrued liabilities and dividends payable approximate their carrying amount due to the short-term nature of those instruments. The fair value of the amounts drawn on bank debt is equal to its carrying amount as the facilities bear interest at floating rates and credit spreads that are indicative of market rates. These financial instruments are classified as financial assets and liabilities at amortized cost and are reported at amortized cost.
A portion of the deferred consideration receivable is short-term in nature and its fair value approximates its carrying value. The remaining portion of the deferred consideration receivable bears interest. Both receivables are classified as financial assets at amortized cost and reported at amortized cost.
Veren's derivative assets and liabilities are transacted in active markets, classified as financial assets and liabilities at fair value through profit or loss and fair valued at each period with the resulting gain or loss recorded in net income.
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2024:

	Carrying Value	Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	184.7	184.7	—	184.7	—
	184.7	184.7	—	184.7	—
Financial liabilities
Derivatives	30.5	30.5	—	30.5	—
Senior notes (1)	1,543.3	1,580.8	—	1,580.8	—
	1,573.8	1,611.3	—	1,611.3	—
(1)The senior notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2023:

	Carrying Value	Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	255.0	255.0	—	255.0	—
	255.0	255.0	—	255.0	—
Financial liabilities
Derivatives	55.2	55.2	—	55.2	—
Senior notes (1)	883.4	853.0	—	853.0	—
	938.6	908.2	—	908.2	—
(1)The senior notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on interest rates at December 31, 2023, and is not recorded in the financial statements.
Derivative assets and liabilities
Derivative assets and liabilities arise from the use of derivative contracts. Veren's derivative assets and liabilities are classified as Level 2 with values based on inputs including quoted forward prices for commodities, time value and volatility factors. Accordingly, the Company's derivative financial instruments are classified as fair value through profit or loss and are reported at fair value with changes in fair value recorded in net income.
The following table summarizes the fair value as at December 31, 2024 and the change in fair value for the year ended December 31, 2024:

($ millions)	Commodity (1)	Interest (2)	Foreign exchange (3)	Equity	Total
Derivative assets, beginning of year	173.5	3.3	21.4	1.6	199.8
Dispositions	3.5	—	—	—	3.5
Unrealized change in fair value	(86.4)	—	40.3	(9.3)	(55.4)
Foreign exchange	6.3	—	—	—	6.3
Derivative assets (liabilities), end of year	96.9	3.3	61.7	(7.7)	154.2

Derivative assets, end of year	118.9	3.3	62.5	—	184.7
Derivative liabilities, end of year	(22.0)	—	(0.8)	(7.7)	(30.5)
(1)Includes crude oil, crude oil differentials, natural gas and natural gas differential contracts.
(2)Interest payments on CCS.
(3)Includes principal portion of CCS and foreign exchange contracts.
The following table summarizes the fair value as at December 31, 2023 and the change in fair value for the year ended December 31, 2023:

($ millions)	Commodity (1)	Interest (2)	Foreign exchange (3)	Equity	Total
Derivative assets, beginning of year	14.0	6.7	175.0	30.9	226.6
Acquisitions	12.0	—	—	—	12.0
Dispositions	19.0	—	—	—	19.0
Unrealized change in fair value	129.4	(3.4)	(153.6)	(29.3)	(56.9)
Foreign exchange	(0.9)	—	—	—	(0.9)
Derivative assets, end of year	173.5	3.3	21.4	1.6	199.8

Derivative assets, end of year	176.5	3.3	72.2	3.0	255.0
Derivative liabilities, end of year	(3.0)	—	(50.8)	(1.4)	(55.2)
(1)Includes crude oil, crude oil differentials, natural gas and natural gas differential contracts.
(2)Interest payments on CCS.
(3)Includes principal portion of CCS and foreign exchange contracts.
Offsetting financial assets and liabilities
Financial assets and liabilities are only offset if the Company has the legal right to offset and intends to settle on a net basis or settle the asset and liability simultaneously. The Company offsets derivative assets and liabilities when the counterparty, commodity, currency and timing of settlement are the same. The following table summarizes the gross asset and liability positions of the Company's financial derivatives by contract that are offset on the balance sheet as at December 31, 2024 and December 31, 2023:

	2024			2023
($ millions)	Asset	Liability	Net	Asset	Liability	Net
Gross amount	193.8	(39.6)	154.2	258.4	(58.6)	199.8
Amount offset	(9.1)	9.1	—	(3.4)	3.4	—
Net amount	184.7	(30.5)	154.2	255.0	(55.2)	199.8
b) Risks associated with financial assets and liabilities
The Company is exposed to financial risks from its financial assets and liabilities. The financial risks include market risk relating to commodity prices, interest rates, foreign exchange rates and equity price as well as credit and liquidity risk.
Commodity price risk
The Company is exposed to commodity price risk on crude oil and condensate, NGLs and natural gas revenues. To manage a portion of this risk, the Company has entered into various derivative agreements.
The following table summarizes the unrealized gains (losses) on the Company's commodity financial derivative contracts and the resulting impact on income before tax due to fluctuations in commodity prices or differentials, with all other variables held constant:

($ millions)	2024		2023
	Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
Commodity price
Crude oil	(118.4)	95.4	(134.4)	135.5
Natural gas	(38.5)	38.6	(25.4)	25.8
Differential
Crude oil	1.8	(1.8)	—	—
Natural gas	27.9	(27.9)	15.5	(15.5)
Interest rate risk
The Company is exposed to interest rate risk on amounts drawn on its bank credit facilities. Based on drawn bank debt at December 31, 2024, a 1 percent increase or decrease in the interest rate would amount to an impact on income before tax of $9.1 million on an annualized basis (December 31, 2023 - $26.8 million).
Foreign exchange risk
The Company is exposed to foreign exchange risk in relation to its US dollar denominated long-term debt, US dollar denominated working capital, US dollar denominated commodity derivative contracts and on a portion of its commodity sales. Veren utilizes foreign exchange derivatives to hedge its foreign exchange exposure on its US dollar denominated long-term debt. To reduce foreign exchange risk relating to commodity sales, the Company utilizes a combination of foreign exchange swaps and fixed price WTI crude oil contracts that settle in Canadian dollars.
The following table summarizes the resulting unrealized gains (losses) impacting income before tax due to the respective changes in the period end and applicable foreign exchange rates, with all other variables held constant:

($ millions)		2024		2023
Cdn$ relative to US$	Exchange Rate	Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
US dollar long-term debt	Period End	128.5	(128.5)	265.1	(265.1)
Cross currency swaps	Forward	(118.2)	118.2	(254.8)	254.8
Foreign exchange swaps	Forward	8.5	(8.5)	14.1	(14.1)
Equity price risk
The Company is exposed to equity price risk on its own share price in relation to certain share-based compensation plans detailed in Note 25 - "Share-based Compensation". The Company has entered into total return swaps to mitigate its exposure to fluctuations in its share price by fixing the future settlement cost on a portion of its cash settled plans.
The following table summarizes the unrealized gains (losses) on the Company's equity derivative contracts and the resulting impact on income before tax due to the respective changes in the applicable share price, with all other variables held constant:

($ millions)	2024		2023 (1)
Share price	Increase 25%	Decrease 25%	Increase 25%	Decrease 25%
Total return swaps	4.7	(4.7)	6.3	(6.3)
(1)Comparative period revised to reflect current period presentation.
Credit risk
The Company is exposed to credit risk in relation to its physical oil and gas sales, financial counterparty, deferred consideration and joint venture receivables. A substantial portion of the Company's accounts receivable are with customers in the oil and gas industry and are subject to normal industry credit risks. To mitigate credit risk associated with its physical sales portfolio, Veren obtains financial assurances such as parental guarantees, letters of credit, prepayments and third-party credit insurance. Including these assurances, approximately 98 percent of the Company's oil and gas sales are with entities considered investment grade.
At December 31, 2024, approximately 4 percent (December 31, 2023 - 4 percent) of the Company's accounts receivable balance was outstanding for more than 90 days and the Company's average expected credit loss was 0.84 percent (December 31, 2023 - 0.83 percent) on a portion of the Company’s accounts receivable balance relating to joint venture receivables.
Liquidity risk
The Company manages its liquidity risk through managing its capital structure and continuously monitoring forecast cash flows and available credit under existing banking facilities as well as other potential sources of capital.
At December 31, 2024, the Company had available unused borrowing capacity on bank credit facilities of approximately $1.45 billion, including cash of $17.1 million.
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2024, is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	493.5	—	—	—	493.5
Dividends payable	70.7	—	—	—	70.7
Derivative liabilities (1)	7.2	8.0	—	—	15.2
Senior notes (2)	534.0	134.8	640.5	561.4	1,870.7
Bank debt (3)	59.7	113.2	971.5	—	1,144.4
(1)These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swaps.
(2)These amounts include the notional principal and interest payments pursuant to the CCS related to the senior notes, which fix the amounts due in Canadian dollars. US dollar senior notes that do not have any underlying CCS are translated at the period end foreign exchange rate.
(3)These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2024, and includes undiscounted cash outflows pursuant to the CCS related to Secured Overnight Financing Rate ("SOFR") loans.
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2023, is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	634.9	—	—	—	634.9
Dividends payable	56.8	—	—	—	56.8
Derivative liabilities (1)	—	3.2	—	—	3.2
Senior notes (2)	342.8	476.5	27.0	—	846.3
Bank debt (3)	236.3	3,118.8	—	—	3,355.1
(1)These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swaps.
(2)These amounts include the notional principal and interest payments pursuant to the CCS related to the senior notes, which fix the amounts due in Canadian dollars. US dollar senior notes that do not have any underlying CCS are translated at the period end foreign exchange rate.
(3)These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2023, and includes undiscounted cash outflows pursuant to the CCS related to SOFR loans.
c) Derivative contracts
The following is a summary of derivative contracts in place as at December 31, 2024:

WTI Crude Oil Derivative Contracts – Canadian Dollar (1)
	Swap		Collar
Term	Volume (bbls/d)	Average Price ($/bbl)	Volumes (bbls/d)	Average Sold Call Price ($/bbl)	Average Bought Put Price ($/bbl)
January 2025 - December 2025 (2)	23,601	99.44	8,578	106.04	96.04
(1)Volumes and prices reported are the weighted average volumes and prices for the period.
(2)Includes 3,000 bbls/d which can be extended at the option of the counterparty for the second half of 2025 at an average swap price of $102.27/bbl and 5,000 bbls/d which can be extended at the option of the counterparty for the first half of 2026 at an average swap price of $100.36/bbl.

WTI Crude Oil Differential Derivative Contracts – US Dollar (1)
Term	Volume (bbls/d)	Contract	Basis	Fixed Differential (US$/bbl)
January 2025 - March 2025	15,000	Basis Swap	MSW (2)	(3.19)
January 2025 - March 2025	5,000	Basis Swap	WCS (3)	(14.34)
January 2025 - March 2025	5,000	Basis Swap	C5+ (4)	1.61
(1)Volumes and prices reported are the weighted average volumes and prices for the period.
(2)MSW refers to the Mixed Sweet Blend crude oil differential.
(3)WCS refers to the Western Canadian Select crude oil differential.
(4)C5+ refers to the C5+ condensate crude oil differential.

NYMEX Natural Gas Derivative Contracts – US Dollar (1)
	Swap		Collar
Term	Volume (mmbtu/d)	Average Price (US$/mmbtu)	Volume (mmbtu/d)	Average Sold Call Price (US$/mmbtu)	Average Bought Put Price (US$/mmbtu)
January 2025 - December 2025	69,836	3.49	65,000	3.92	3.32
January 2026 - December 2026	56,164	3.71	35,000	4.06	3.66
(1)Volumes and prices reported are the weighted average volumes and prices for the period.

NYMEX Natural Gas Differential Derivative Contracts – US Dollar (1)
Term	Volume (mmbtu/d)	Contract	Basis	Fixed Differential (US$/mmbtu)
January 2025 - December 2025	193,000	Basis Swap	AECO	(1.11)
January 2026 - December 2026	91,164	Basis Swap	AECO	(1.36)
(1)Volumes and prices reported are the weighted average volumes and prices for the period.

Cross Currency Derivative Contracts
Term	Contract	Receive Notional Principal (US$ millions)	Fixed Rate (US%)	Pay Notional Principal (Cdn$ millions)	Fixed Rate (Cdn%)
January 2025	Swap	280.0	6.35	391.1	5.17
January 2025 - February 2025	Swap	280.0	6.32	391.0	5.10
January 2025 - April 2025	Swap	52.0	4.30	67.9	3.98
January 2025 - April 2025	Swap	207.5	4.08	262.6	4.13

Foreign Exchange Forward Derivative Contracts
Settlement Date	Contract	Receive Currency	Receive Notional Principal ($ millions)	Pay Currency	Pay Notional Principal ($ millions)
January 2025	Swap (1)	Cdn$	84.0	US$	59.0
(1)Based on an average floating exchange rate.

Equity Derivative Contracts		Notional Principal ($ millions)	Number of shares
Term	Contract
January 2025 - March 2025	Swap	17.1	1,676,910
January 2025 - March 2026	Swap	9.3	855,519